UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 to September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund II MetLife Stock Index Portfolio II Schedule of Investments	September 30, 2005

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—96.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
General Dynamics Corp.	1,779	$212,679
Goodrich Corp.	1,075	47,666
Honeywell International, Inc.	7,565	283,687
L-3 Communications Holdings, Inc.	1,050	83,024
Lockheed Martin Corp.	3,219	196,488
Northrop Grumman Corp.	3,159	171,692
Raytheon Co.	3,993	151,814
Rockwell Collins, Inc.	1,563	75,524
The Boeing Co.	7,260	493,317
United Technologies Corp.	9,066	469,981

		2,185,872

Air Freight & Logistics—0.9%
FedEx Corp.	2,679	233,421
Ryder System, Inc.	568	19,437
United Parcel Service, Inc. (Class B)	9,796	677,198

		930,056

Airlines—0.1%
Southwest Airlines Co.	6,128	91,001

Auto Components—0.2%
Cooper Tire & Rubber Co.	541	8,261
Dana Corp.	1,330	12,515
Delphi Corp.	4,966	13,706
Johnson Controls, Inc.	1,703	105,671
The Goodyear Tire & Rubber Co. (a)	1,557	24,274
Visteon Corp.	1,138	11,130

		175,557

Automobiles—0.4%
Ford Motor Co.	16,393	161,635
General Motors Corp.	5,003	153,142
Harley-Davidson, Inc.	2,428	117,612

		432,389

Beverages—2.1%
Anheuser-Busch Cos., Inc.	6,872	295,771
Brown-Forman Corp. (Class B)	734	43,702
Coca-Cola Enterprises, Inc.	2,666	51,987
Constellation Brands, Inc. (a)	1,733	45,058
Molson Coors Brewing Co.	506	32,389
PepsiCo, Inc.	14,773	837,777
The Coca-Cola Co.	18,369	793,357
The Pepsi Bottling Group, Inc.	1,228	35,060

		2,135,101

Biotechnology—1.5%
Amgen, Inc. (a)	10,915	869,598
Applera Corp.—Applied Biosystems Group	1,728	40,159
Biogen Idec, Inc. (a)	2,993	118,164
Chiron Corp. (a)	964	42,050
Genzyme Corp. (a)	2,271	162,694
Gilead Sciences, Inc. (a)	4,033	196,649
MedImmune, Inc. (a)	2,179	73,323

		1,502,637

Security Description	Shares	Value

Building Products—0.2%
American Standard Cos., Inc. (a)	1,623	$75,550
Masco Corp.	3,807	116,799

		192,349

Capital Markets—2.8%
E*TRADE Financial Corp. (a)	3,278	57,693
Federated Investors, Inc. (Class B)	749	24,889
Franklin Resources, Inc.	1,314	110,324
Janus Capital Group, Inc.	1,971	28,481
Lehman Brothers Holdings, Inc.	2,408	280,484
Mellon Financial Corp.	3,699	118,257
Merrill Lynch & Co., Inc.	8,195	502,763
Morgan Stanley	9,609	518,310
Northern Trust Corp.	1,642	83,003
State Street Corp.	2,927	143,189
T. Rowe Price Group, Inc.	1,148	74,964
The Bank of New York Co., Inc.	6,886	202,517
The Bear Stearns Co., Inc.	995	109,201
The Charles Schwab Corp.	9,194	132,670
The Goldman Sachs Group, Inc.	4,114	500,180

		2,886,925

Chemicals—1.4%
Air Products & Chemicals, Inc.	1,961	108,130
Ashland, Inc.	657	36,293
E. I. du Pont de Nemours & Co.	8,800	344,696
Eastman Chemical Co.	721	33,865
Ecolab, Inc.	1,629	52,014
Engelhard Corp.	1,062	29,640
Hercules, Inc. (a)	997	12,183
International Flavours & Fragrances, Inc.	722	25,732
Monsanto Co.	2,377	149,157
PPG Industries, Inc.	1,503	88,963
Praxair, Inc.	2,860	137,080
Rohm & Haas Co.	1,286	52,893
Sigma-Aldrich Corp.	597	38,244
The Dow Chemical Co.	8,533	355,570

		1,464,460

Commercial Banks—5.2%
AmSouth Bancorp.	3,100	78,306
Bank of America Corp.	35,545	1,496,444
BB&T Corp.	4,844	189,158
Comerica, Inc.	1,480	87,172
Compass Bancshares, Inc.	1,100	50,413
Fifth Third Bancorp.	4,920	180,712
First Horizon National Corp.	1,107	40,239
Huntington Bancshares, Inc.	2,042	45,884
KeyCorp.	3,621	116,777
M&T Bank Corp.	715	75,583
Marshall & Ilsley Corp.	1,833	79,754
National City Corp.	5,031	168,237
North Fork Bancorp., Inc.	4,232	107,916
PNC Financial Services Group, Inc.	2,572	149,227
Regions Financial Corp.	4,074	126,783
SunTrust Banks, Inc.	3,207	222,726

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Synovus Financial Corp.	2,758	$76,452
U.S. Bancorp.	16,169	454,026
Wachovia Corp.	13,954	664,071
Wells Fargo & Co.	14,934	874,684
Zions Bancorp.	797	56,754

		5,341,318

Commercial Services & Supplies—0.7%
Allied Waste Industries, Inc. (a)	1,930	16,308
Avery Dennison Corp.	977	51,185
Cendant Corp.	9,256	191,044
Cintas Corp.	1,221	50,122
Equifax, Inc.	1,152	40,251
Monster Worldwide, Inc. (a)	1,077	33,075
Pitney Bowes, Inc.	2,025	84,523
R.R. Donnelley & Sons Co.	1,899	70,396
Robert Half International, Inc.	1,498	53,314
Waste Management, Inc.	4,972	142,249

		732,467

Communications Equipment—2.7%
ADC Telecommunications, Inc. (a)	1,030	23,546
Andrew Corp. (a)	1,437	16,023
Avaya, Inc. (a)	3,752	38,646
CIENA Corp. (a)	5,113	13,498
Cisco Systems, Inc. (a)	56,536	1,013,690
Comverse Technology, Inc. (a)	1,780	46,761
Corning, Inc. (a)	13,022	251,715
JDS Uniphase Corp. (a)	14,580	32,368
Lucent Technologies, Inc. (a)	39,322	127,796
Motorola, Inc.	21,843	482,512
QUALCOMM, Inc.	14,424	645,474
Scientific-Atlanta, Inc.	1,355	50,826
Tellabs, Inc. (a)	3,958	41,638

		2,784,493

Computers & Peripherals—3.5%
Apple Computer, Inc. (a)	7,341	393,551
Dell, Inc. (a)	21,209	725,348
EMC Corp. (a)	21,326	275,958
Gateway, Inc. (a)	2,331	6,294
Hewlett-Packard Co.	25,346	740,103
International Business Machines Corp.	14,118	1,132,546
Lexmark International, Inc. (Class A) (a)	1,050	64,102
NCR Corp. (a)	1,644	52,460
Network Appliance, Inc. (a)	3,255	77,274
QLogic Corp. (a)	802	27,428
Sun Microsystems, Inc. (a)	30,167	118,255

		3,613,319

Construction & Engineering—0.0%
Fluor Corp.	767	49,380

Construction Materials—0.1%
Vulcan Materials Co.	905	67,160

Security Description	Shares	Value

Consumer Finance—1.3%
American Express Co.	10,978	$630,577
Capital One Financial Corp.	2,554	203,094
MBNA Corp.	11,127	274,169
Providian Financial Corp. (a)	2,607	46,092
SLM Corp.	3,694	198,146

		1,352,078

Containers & Packaging—0.2%
Ball Corp.	965	35,454
Bemis Co., Inc.	945	23,342
Pactiv Corp. (a)	1,324	23,196
Sealed Air Corp. (a)	733	34,788
Temple-Inland, Inc.	999	40,809

		157,589

Distributors—0.1%
Genuine Parts Co.	1,540	66,066

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (a)	1,294	85,909
H&R Block, Inc.	2,872	68,870

		154,779

Diversified Financial Services—3.4%
CIT Group, Inc.	1,784	80,601
Citigroup, Inc.	45,738	2,081,994
JPMorgan Chase & Co.	31,077	1,054,443
Moody’s Corp.	2,236	114,215
Principal Financial Group, Inc.	2,474	117,193

		3,448,446

Diversified Telecommunication Services—2.4%
ALLTEL Corp.	3,378	219,942
AT&T Corp.	7,095	140,481
BellSouth Corp.	16,210	426,323
CenturyTel, Inc.	1,150	40,227
Citizens Communications Co.	3,035	41,124
Qwest Communications International, Inc. (a)	13,491	55,313
SBC Communications, Inc.	29,229	700,619
Verizon Communications, Inc.	24,463	799,696

		2,423,725

Electric Utilities—2.0%
Allegheny Energy, Inc. (a)	1,439	44,206
Ameren Corp.	1,803	96,442
American Electric Power Co., Inc.	3,478	138,077
CenterPoint Energy, Inc.	2,738	40,714
Cinergy Corp.	1,759	78,117
Consolidated Edison, Inc.	2,162	104,965
DTE Energy Co.	1,573	72,138
Edison International	2,882	136,261
Entergy Corp.	1,837	136,526
Exelon Corp.	5,932	317,006
FirstEnergy Corp.	2,918	152,086
FPL Group, Inc.	3,486	165,934

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Pinnacle West Capital Corp.	874	$38,526
PPL Corp.	3,357	108,532
Progress Energy, Inc.	2,223	99,479
TECO Energy, Inc.	1,838	33,121
The Southern Co.	6,607	236,266
Xcel Energy, Inc.	3,562	69,851

		2,068,247

Electrical Equipment—0.4%
American Power Conversion Corp.	1,513	39,187
Cooper Industries, Ltd. (Class A)	820	56,695
Emerson Electric Co.	3,655	262,429
Rockwell Automation, Inc.	1,607	85,010

		443,321

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (a)	4,372	143,183
Jabil Circuit, Inc. (a)	1,521	47,029
Molex, Inc.	1,282	34,204
Sanmina-SCI Corp. (a)	4,650	19,948
Solectron Corp. (a)	8,601	33,630
Symbol Technologies, Inc.	2,150	20,812
Tektronix, Inc.	747	18,847

		317,653

Energy Equipment & Services—1.6%
Baker Hughes, Inc.	3,014	179,876
BJ Services Co.	2,852	102,643
CMS Energy Corp. (a)	1,939	31,897
Halliburton Co.	4,497	308,134
Nabors Industries, Ltd. (a)	1,393	100,059
National-Oilwell Varco, Inc. (a)	1,534	100,937
Noble Corp.	1,210	82,837
Rowan Cos., Inc. (a)	963	34,177
Schlumberger, Ltd.	5,205	439,198
Transocean, Inc. (a)	2,909	178,351
Weatherford International, Ltd. (a)	1,225	84,108

		1,642,217

Food & Staples Retailing—2.2%
Albertson’s, Inc.	3,259	83,593
Costco Wholesale Corp.	4,239	182,659
CVS Corp.	7,191	208,611
Safeway, Inc. (a)	3,969	101,607
Supervalu, Inc.	1,202	37,406
Sysco Corp.	5,600	175,672
The Kroger Co. (a)	6,404	131,858
Wal-Mart Stores, Inc.	22,096	968,247
Walgreen Co.	9,045	393,005

		2,282,658

Food Products—1.1%
Archer-Daniels-Midland Co.	5,755	141,918
Campbell Soup Co.	1,636	48,671
ConAgra Foods, Inc.	4,581	113,380

Security Description	Shares	Value

Food Products—(Continued)
General Mills, Inc.	3,238	$156,072
H.J. Heinz Co.	3,015	110,168
Kellogg Co.	2,266	104,531
McCormick & Co., Inc.	1,184	38,634
Sara Lee Corp.	6,940	131,513
The Hershey Co.	1,624	91,447
Tyson Foods, Inc. (Class A)	2,223	40,125
Wm. Wrigley Jr., Co.	1,591	114,361

		1,090,820

Gas Utilities—0.1%
KeySpan Corp.	1,542	56,715
Nicor, Inc.	391	16,434
NiSource, Inc.	2,410	58,442
Peoples Energy Corp.	337	13,271

		144,862

Health Care Equipment & Supplies—2.1%
Bausch & Lomb, Inc.	476	38,404
Baxter International, Inc.	5,507	219,564
Becton, Dickinson & Co.	2,211	115,923
Biomet, Inc.	2,208	76,640
Boston Scientific Corp. (a)	5,224	122,085
C.R. Bard, Inc.	932	61,540
Fisher Scientific International, Inc. (a)	1,079	66,952
Guidant Corp.	2,920	201,159
Hospira, Inc. (a)	1,414	57,931
Medtronic, Inc.	10,714	574,485
Millipore Corp. (a)	456	28,678
PerkinElmer, Inc.	1,152	23,466
St. Jude Medical, Inc. (a)	3,226	150,977
Stryker Corp.	2,570	127,035
Thermo Electron Corp. (a)	1,430	44,187
Waters Corp. (a)	1,017	42,307
Zimmer Holdings, Inc. (a)	2,188	150,731

		2,102,064

Health Care Providers & Services—2.8%
Aetna, Inc.	2,565	220,949
AmerisourceBergen Corp.	918	70,961
Cardinal Health, Inc.	3,776	239,549
Caremark Rx, Inc. (a)	3,981	198,771
CIGNA Corp.	1,138	134,125
Coventry Health Care, Inc. (a)	950	81,719
Express Scripts, Inc. (a)	1,315	81,793
HCA, Inc.	3,998	191,584
Health Management Associates, Inc. (Class A)	2,186	51,305
Humana, Inc. (a)	1,437	68,804
IMS Health, Inc.	1,997	50,265
Laboratory Corp. of America Holdings (a)	1,195	58,209
Manor Care, Inc.	700	26,887
McKesson Corp.	2,728	129,444
Medco Health Solutions, Inc. (a)	2,693	147,657
Quest Diagnostics, Inc.	1,473	74,445
Tenet Healthcare Corp. (a)	4,145	46,548

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
UnitedHealth Group, Inc.	11,175	$628,035
WellPoint, Inc. (a)	5,429	411,627

		2,912,677

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.	3,818	190,824
Darden Restaurants, Inc.	1,188	36,080
Harrah’s Entertainment, Inc.	1,624	105,869
Hilton Hotels Corp.	2,898	64,683
International Game Technology	3,017	81,459
Marriott International, Inc. (Class A)	1,515	95,445
McDonald’s Corp.	11,059	370,366
Starbucks Corp. (a)	3,399	170,290
Starwood Hotels & Resorts Worldwide, Inc. (Class B)	1,926	110,109
Wendy’s International, Inc.	1,022	46,143
Yum! Brands, Inc.	2,525	122,235

		1,393,503

Household Durables—0.6%
Centex Corp.	1,136	73,363
D.R. Horton, Inc.	2,408	87,218
Fortune Brands, Inc.	1,292	105,078
KB HOME	686	50,215
Leggett & Platt, Inc.	1,668	33,694
Maytag Corp.	706	12,892
Newell Rubbermaid, Inc.	2,435	55,153
Pulte Homes, Inc.	1,898	81,462
Snap-On, Inc.	511	18,457
The Black & Decker Corp.	712	58,448
The Stanley Works	642	29,968
Whirlpool Corp.	591	44,780

		650,728

Household Products—1.9%
Colgate-Palmolive Co.	4,595	242,570
Kimberly-Clark Corp.	4,214	250,859
The Clorox Co.	1,342	74,535
The Procter & Gamble Co.	22,684	1,348,791

		1,916,755

Independent Power Producers & Energy Traders—0.6%
Constellation Energy Group, Inc.	1,575	97,020
Duke Energy Co.	8,195	239,048
TXU Corp.	2,124	239,757

		575,825

Industrial Conglomerates—4.1%
3M Co.	6,769	496,574
General Electric Co.	93,782	3,157,640
Textron, Inc.	1,184	84,917
Tyco International, Ltd.	17,904	498,626

		4,237,757

Security Description	Shares	Value

Insurance—4.3%
ACE, Ltd.	2,551	$120,076
AFLAC, Inc.	4,438	201,041
Ambac Financial Group, Inc.	946	68,169
American International Group, Inc.	22,958	1,422,478
Aon Corp.	2,818	90,401
Cincinnati Financial Corp.	1,546	64,762
Jefferson-Pilot Corp.	1,192	60,995
Lincoln National Corp.	1,526	79,383
Loews Corp.	1,200	110,892
Marsh & McLennan Cos., Inc.	4,735	143,897
MBIA, Inc.	1,186	71,895
MetLife, Inc.	6,692	333,462
Prudential Financial, Inc.	4,539	306,655
Safeco Corp.	1,107	59,092
The Allstate Corp.	5,811	321,290
The Chubb Corp.	1,755	157,160
The Hartford Financial Services Group, Inc.	2,650	204,500
The Progressive Corp.	1,745	182,824
The St. Paul Travelers Cos., Inc.	5,976	268,143
Torchmark, Inc.	923	48,762
UnumProvident Corp.	2,635	54,017
XL Capital, Ltd. (Class A)	1,242	84,493

		4,454,387

Internet & Catalog Retail—0.4%
eBay, Inc. (a)	9,821	404,625

Internet Software & Services—0.4%
Yahoo!, Inc. (a)	11,093	375,387

IT Services—1.0%
Affiliated Computer Services, Inc. (Class A) (a)	1,111	60,661
Automatic Data Processing, Inc.	5,133	220,924
Computer Sciences Corp. (a)	1,635	77,352
Convergys Corp. (a)	1,239	17,804
Electronic Data Systems Corp.	4,590	102,999
First Data Corp.	6,826	273,040
Fiserv, Inc. (a)	1,664	76,328
Paychex, Inc.	2,946	109,238
Sabre Holdings Corp. (Class A)	1,159	23,504
Unisys Corp. (a)	3,012	20,000

		981,850

Leisure Equipment & Products—0.2%
Brunswick Corp.	861	32,486
Eastman Kodak Co.	2,540	61,798
Hasbro, Inc.	1,583	31,106
Mattel, Inc.	3,571	59,564

		184,954

Machinery—1.3%
Caterpillar, Inc.	5,987	351,736
Cummins, Inc.	411	36,164
Danaher Corp.	2,102	113,151
Deere & Co.	2,134	130,601
Dover Corp.	1,791	73,055

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Eaton Corp.	1,304	$82,869
Illinois Tool Works, Inc.	1,847	152,063
Ingersoll-Rand Co., Ltd. (Class A)	2,984	114,078
ITT Industries, Inc.	821	93,266
Navistar International Corp. (a)	546	17,707
PACCAR, Inc.	1,517	102,989
Pall Corp.	1,100	30,250
Parker Hannifin Corp.	1,059	68,104

		1,366,033

Media—3.4%
Clear Channel Communications, Inc.	4,800	157,872
Comcast Corp. (Class A) (a)	19,427	570,765
Dow Jones & Co., Inc.	520	19,859
Gannett Co., Inc.	2,159	148,604
Knight-Ridder, Inc.	614	36,030
Meredith Corp.	371	18,509
New York Times Co. (Class A)	1,285	38,229
News Corp. (Class A)	21,671	337,851
Omnicom Group, Inc.	1,611	134,728
The Interpublic Group of Cos., Inc. (a)	3,741	43,545
The McGraw-Hill Cos., Inc.	3,307	158,868
The Walt Disney Co.	17,783	429,104
Time Warner, Inc. (a)	41,527	752,054
Tribune Co.	2,346	79,506
Univision Communications, Inc. (Class A) (a)	2,036	54,015
Viacom, Inc. (Class B)	14,025	462,965

		3,442,504

Metals & Mining—0.7%
Alcoa, Inc.	7,718	188,473
Allegheny Technologies, Inc.	744	23,049
Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,569	76,238
Newmont Mining Corp.	3,947	186,180
Nucor Corp.	1,382	81,524
Phelps Dodge Corp.	858	111,480
United States Steel Corp.	1,011	42,816

		709,760

Multi-Utilities—0.7%
Calpine Corp. (a)	5,024	13,012
Dominion Resources, Inc.	3,015	259,712
Dynegy, Inc. (Class A) (a)	2,534	11,935
PG&E Corp.	3,300	129,525
Public Service Enterprise Group, Inc.	2,115	136,121
Sempra Energy	2,266	106,638
The AES Corp. (a)	5,778	94,933

		751,876

Multiline Retail—1.1%
Big Lots, Inc. (a)	1,007	11,067
Dillard’s, Inc. (Class A)	569	11,881
Dollar General Corp.	2,839	52,067
Family Dollar Stores, Inc.	1,458	28,970
Federated Department Stores, Inc.	2,346	156,877

Security Description	Shares	Value

Multiline Retail—(Continued)
J.C. Penney Co., Inc.	2,215	$105,035
Kohl’s Corp. (a)	3,049	152,999
Nordstrom, Inc.	1,959	67,233
Sears Holdings Corp. (a)	904	112,476
Target Corp.	7,826	406,404

		1,105,009

Mutual Funds—0.2%
SPDR Trust Series 1	2,000	246,080

Office Electronics—0.1%
Xerox Corp. (a)	8,488	115,861

Oil, Gas & Consumable Fuels—8.2%
Amerada Hess Corp.	707	97,213
Anadarko Petroleum Corp.	2,091	200,213
Apache Corp.	2,909	218,815
Burlington Resources, Inc.	3,371	274,130
Chevron Corp.	19,922	1,289,551
ConocoPhillips	12,314	860,872
Devon Energy Corp.	4,010	275,246
El Paso Corp.	5,832	81,065
EOG Resources, Inc.	2,124	159,088
Exxon Mobil Corp.	55,780	3,544,261
Kerr-McGee Corp.	1,021	99,149
Kinder Morgan, Inc.	846	81,351
Marathon Oil Corp.	3,238	223,195
Murphy Oil Corp.	1,452	72,411
Occidental Petroleum Corp.	3,537	302,166
Sunoco, Inc.	1,209	94,544
The Williams Cos., Inc.	5,062	126,803
Valero Energy Corp.	2,704	305,714
XTO Energy, Inc.	3,196	144,843

		8,450,630

Paper & Forest Products—0.4%
Georgia-Pacific Corp.	2,302	78,406
International Paper Co.	4,339	129,302
Louisiana-Pacific Corp.	980	27,136
MeadWestvaco Corp.	1,627	44,938
Weyerhaeuser Co.	2,167	148,982

		428,764

Personal Products—0.6%
Alberto-Culver Co. (Class B)	667	29,848
Avon Products, Inc.	4,165	112,455
The Gillette Co.	7,955	462,981

		605,284

Pharmaceuticals—6.4%
Abbott Laboratories	13,751	583,042
Allergan, Inc.	1,157	106,004
Bristol-Myers Squibb Co.	17,303	416,310
Eli Lilly & Co.	10,031	536,859
Forest Laboratories, Inc. (a)	3,007	117,183

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Johnson & Johnson	26,316	$1,665,277
King Pharmaceuticals, Inc. (a)	2,138	32,882
Merck & Co., Inc.	19,423	528,500
Mylan Laboratories, Inc.	1,933	37,230
Pfizer, Inc.	65,204	1,628,144
Schering-Plough Corp.	13,061	274,934
Watson Pharmaceuticals, Inc. (a)	922	33,754
Wyeth	11,865	548,994

		6,509,113

Real Estate—0.7%
Apartment Investment & Management Co. (REIT) (Class A)	845	32,769
Archstone-Smith Trust (REIT)	1,873	74,676
Equity Office Properties Trust (REIT)	3,632	118,803
Equity Residential (REIT)	2,540	96,139
Plum Creek Timber Co., Inc. (REIT)	1,627	61,680
ProLogis (REIT)	2,185	96,817
Public Storage, Inc.	731	48,977
Simon Property Group, Inc. (REIT)	1,620	120,074
Vornado Realty Trust (REIT)	1,043	90,345

		740,280

Road & Rail—0.6%
Burlington Northern Santa Fe Corp.	3,304	197,579
CSX Corp.	1,919	89,195
Norfolk Southern Corp.	3,579	145,164
Union Pacific Corp.	2,334	167,348

		599,286

Semiconductors & Semiconductor Equipment—3.2%
Advanced Micro Devices, Inc. (a)	3,524	88,805
Altera Corp. (a)	3,295	62,967
Analog Devices, Inc.	3,294	122,339
Applied Materials, Inc.	14,353	243,427
Applied Micro Circuits Corp. (a)	2,702	8,106
Broadcom Corp. (Class A) (a)	2,501	117,322
Freescale Semiconductor, Inc. (Class B) (a)	3,583	84,487
Intel Corp.	53,903	1,328,709
KLA-Tencor Corp.	1,748	85,232
Linear Technology Corp.	2,714	102,019
LSI Logic Corp. (a)	3,456	34,042
Maxim Integrated Products, Inc.	2,901	123,728
Micron Technology, Inc. (a)	5,450	72,485
National Semiconductor Corp.	3,036	79,847
Novellus Systems, Inc. (a)	1,226	30,748
NVIDIA Corp. (a)	1,492	51,146
PMC-Sierra, Inc. (a)	1,612	14,202
Teradyne, Inc. (a)	1,740	28,710
Texas Instruments, Inc.	14,359	486,770
Xilinx, Inc.	3,092	86,112

		3,251,203

Security Description	Shares	Value

Software—3.5%
Adobe Systems, Inc.	4,349	$129,818
Autodesk, Inc.	2,021	93,855
BMC Software, Inc. (a)	1,928	40,681
Citrix Systems, Inc. (a)	1,507	37,886
Computer Associates International, Inc.	4,099	113,993
Compuware Corp. (a)	3,433	32,613
Electronic Arts, Inc. (a)	2,685	152,750
Intuit, Inc. (a)	1,603	71,830
Mercury Interactive Corp. (a)	766	30,334
Microsoft Corp.	81,504	2,097,098
Novell, Inc. (a)	3,379	25,173
Oracle Corp. (a)	33,363	413,368
Parametric Technology Corp. (a)	2,409	16,791
Siebel Systems, Inc. (a)	4,620	47,725
Symantec Corp. (a)	10,596	240,105

		3,544,020

Specialty Retail—2.1%
AutoNation, Inc. (a)	1,595	31,852
AutoZone, Inc. (a)	492	40,959
Bed Bath & Beyond, Inc. (a)	2,616	105,111
Best Buy Co., Inc.	3,581	155,881
Circuit City Stores, Inc.	1,455	24,968
Limited Brands, Inc.	3,088	63,088
Lowe’s Cos., Inc.	6,898	444,231
Office Depot, Inc. (a)	2,798	83,101
OfficeMax, Inc.	625	19,794
RadioShack Corp.	1,188	29,462
Staples, Inc.	6,501	138,601
The Gap, Inc.	5,126	89,346
The Home Depot, Inc.	18,935	722,181
The Sherwin-Williams Co.	1,007	44,379
Tiffany & Co.	1,260	50,110
TJX Cos., Inc.	4,121	84,398

		2,127,462

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (a)	3,363	105,464
Jones Apparel Group, Inc.	1,047	29,839
Liz Claiborne, Inc.	949	37,315
NIKE, Inc. (Class B)	1,690	138,039
Reebok International, Ltd.	465	26,305
VF Corp.	790	45,796

		382,758

Thrifts & Mortgage Finance—1.4%
Countrywide Financial Corp.	5,260	173,475
Federal Home Loan Mortgage Corp.	6,113	345,140
Federal National Mortgage Association	8,563	383,794
Golden West Financial Corp.	2,261	134,281
MGIC Investment Corp.	823	52,836
Sovereign Bancorp, Inc.	3,199	70,506
Washington Mutual, Inc.	7,892	309,522

		1,469,554

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—1.4%
Altria Group, Inc.	18,361	$1,353,389
Reynolds American,, Inc.	756	62,763
UST, Inc.	1,454	60,865

		1,477,017

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	670	42,156

Wireless Telecommunication Services—0.6%
Sprint Nextel Corp.	25,947	617,020

Total Common Stock (Identified Cost $92,640,624)		98,349,127

Short Term Investments—4.1%
Security Description	Face Amount	Value

Discount Notes—4.1%
Federal Home Loan Bank 3.550%, 10/14/05	$175,000	$174,776
Federal Nationall Mortgage Association 3.510%, 10/12/05	4,000,000	3,995,786

Total Short Term Investments (Identified Cost $4,170,562)		4,170,562

Total Investments—100.1% (Identified Cost $96,811,186) (b)		102,519,689
Liabilities in excess of other assets		(90,993)

Total Net Assets—100%		$102,428,696

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $96,811,186 and the composition of unrealized appreciation and depreciation of investment securities was $9,651,148 and $3,942,645, respectively.
(REIT)	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2005	Net Unrealized Appreciation
S&P 500 Index Futures	12/15/2005	13	$3,984,565	$4,011,475	$26,910

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	11/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	11/28/2005

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	11/28/2005

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.